Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 599,039	$ (69,990,515)
Adjustments to reconcile net income(loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,500	603,233
Income from investments	(406,915)
Deferred tax benefit		7,880
Repurchase treasury shares		524,733
Shares issued for compensation	190,472	1,558,200
Increase in interest receivable	(26,704)
Impairment loss of assets		55,275,084
Impairment for goodwill		17,373,793
Changes in operating assets and liabilities:
Accounts receivable	1,460,000	17,546,090
Advance to suppliers, net		(89,624,037)
Prepaid expenses and other current assets		12,604,807
Receivables from supply chain solutions		(597,404)
Inventories		(6,850,778)
Accounts payable	200,000	23,295,164
Advance from customers		4,081,187
Taxes payable	32,030	(2,040,306)
Other payables	(241,031)	2,319,145
Payable to supply chain solutions		(2,364,228)
Operating lease liabilities		(502,399)
Accrued expenses and other current liabilities	(21,653)	7,696
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,790,738	(36,772,655)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(14,469)
Purchase of intangible assets		(2,048)
Proceeds from sale of short-term investments	134,192
Proceeds from sale of Derivative asset		2,009,193
Proceeds from disposal of property and equipment		70,538
Purchase of short-term investments	(187,247)	(266,482)
Payment for business acquisition	(50,000)
Proceeds from disposal of subsidiaries	50,000
Collections of loans from third parties	800,000
Payments made for loans to third parties	(8,839,355)
NET CASH USED IN INVESTING ACTIVITIES	(8,092,410)	1,796,732
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	5,174,400
Repayment of short-term bank loans		(74,385)
Proceeds from short-term bank loans		689,407
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,174,400	615,022
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS		(581,733)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,127,272)	(34,942,634)
CASH AND CASH EQUIVALENTS BEGINNING	1,410,674	45,021,759
CASH AND CASH EQUIVALENTS -ENDING	283,402	10,079,125
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes		1,591,459
Cash paid for interest		74,385
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Subscription receivable from ordinary shares issuance	18,825,600
Issuance of shares for share-based compensation	$ 190,472	$ 260,000